Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Operating Leases

7. Operating Leases

The Company leases its headquarters office space in Minnesota and leases office space in Germany. The headquarters office space lease is with a stockholder, which is considered a related party. During the year ended December 31, 2024, the Company and the landlord agreed to modify the lease to extend the lease term for three (3) additional years through December 31, 2030. Additionally, the Company requested and the landlord provided an additional 1,664 square feet of usable office space, for a total of 11,540 square feet of rentable space. Accordingly, base rent was increased to $6 per month and increases each year by approximately four percent. Also, tenant improvements completed by the landlord totaling $150 will be repaid in three $50 annual payments beginning July 1, 2027. As a result of the modification, the Company recognized an increase to the operating lease right-of use asset (related party) and operating lease liability (related party) of $500 which is reflected in the consolidated balance sheets during the year ended December 31, 2024. During the year ended December 31, 2025, the lease was further modified to increase the usable office space to a total of 13,447 square feet. The Company accounted for the modification as a separate contract and recognized the lease as part of the operating lease right-of use asset (related party) and operating lease liability (related party) of $121 which is reflected in the consolidated balance sheets during the year ended December 31, 2025.

The lease of the office space in Germany is not with a related party and is immaterial.

The components of leases and lease costs were as follows:

	December 31,	December 31,
	2025	2024
Operating lease right-of-use asset (related party)	$886	$879

Operating lease liability, current portion (related party)	174	143
Operating lease liability, net of current portion (related party)	745	802
	$919	$945

	Year Ended December 31,
	2025	2024
Operating lease cost	$206	$180
	$206	$180

Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liability	$239	$201

	December 31,	December 31,
	2025	2024
Weighted-average remaining lease term - in years	5.0	6.0
Weighted-average discount rate	9.9%	9.9%

Future minimum lease payments associated with these leases were as follows as of December 31, 2025:

2026	$255
2027	254
2028	222
2029	229
2030	186
1,146
Less: Imputed interest	(227)
$919